Finance income and costs (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Finance income and costs
Interest income	$ 0	$ 0	$ 0	$ 7	$ 7	$ 12
Foreign exchange gain					1,991	411
Finance income - total					1,998	423
Interest expense					(45)	(96)
Bank charges					(175)	(87)
Finance costs - total					(220)	(183)
Net finance income	$ 633	$ 816	$ (1,247)	$ (354)	$ 1,778	$ 240